Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in (provided by) operating activities	¥ 2,206,909	$ 338,224	¥ (215,522)	¥ 1,884,956
Net cash provided by (used in) investing activities	1,041,496	159,616	(828,219)	(1,447,013)
Net cash used in financing activities	(3,091,279)	(473,759)	1,749,512	530,097
Cash, cash equivalents and restricted cash-beginning of year	2,324,542
Cash, cash equivalents and restricted cash-end of year	2,632,174	403,398	2,324,542
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in (provided by) operating activities	(6,282)	(963)	8,474	12,111
Net cash provided by (used in) investing activities	557,936	85,507	86,471	(69,660)
Net cash used in financing activities	(636,936)	(97,614)	(401,400)	(438,253)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(43,426)	(6,655)	2,544	22,098
Net decrease in cash, cash equivalents and restricted cash	(128,708)	(19,725)	(303,911)	(473,704)
Cash, cash equivalents and restricted cash-beginning of year	157,143	24,083	461,054	934,758
Cash, cash equivalents and restricted cash-end of year	¥ 28,435	$ 4,358	¥ 157,143	¥ 461,054